SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 2,597,500	¥ 2,582,861
Operating lease liabilities current	427,856	423,464
Operating lease liabilities noncurrent	2,175,786	2,165,558
GARNET [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets		946
Operating lease liabilities current		589
Operating lease liabilities noncurrent		¥ 368